EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2016	2015	2014

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(8,659)	$18,569	$24,950

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	43,868,221	45,895,321	45,308,554
Effect of dilutive securities:
Employee stock options	-	843,283	1,586,061

Denominator for diluted net earnings (loss) per share	43,868,221	46,738,604	46,894,615

Basic net earnings (loss) per share	$(0.20)	$0.40	$0.55

Diluted net earnings (loss) per share	$(0.20)	$0.40	$0.53